Equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	9 Months Ended		0 Months Ended		9 Months Ended					0 Months Ended	9 Months Ended
	Sep. 15, 2014	Sep. 30, 2014	Sep. 30, 2014	May 28, 2014	Aug. 04, 2014 Board of Directors	Jun. 24, 2014 Long Term Incentive Plan Units Mark Ordan	Sep. 30, 2014 Long Term Incentive Plan Units Mark Ordan Special PP Units	Sep. 30, 2014 Long Term Incentive Plan Units Mark Ordan First Special PP	Sep. 30, 2014 Long Term Incentive Plan Units Mark Ordan Second Special PP	Sep. 30, 2014 Long Term Incentive Plan Units Mark Ordan Third Special PP	Sep. 30, 2014 Annual LTIP Units Mark Ordan	Aug. 25, 2014 Officer Inducement LTIP Units Executive officers	Sep. 30, 2014 Officer Performance LTIP Units Executive officers	Aug. 25, 2014 Officer Performance LTIP Units Executive officers Maximum
Stock Based Compensation
Number of shares of common stock reserved for issuance under the Plan				10,000,000
Maximum number of awards granted to a participant in any calendar year				500,000
Other Compensation Arrangements
Number of LTIP Units awarded under the Plan, pursuant to the employment agreement						153,610						130,000
Vesting percentage						25.00%					33.00%	25.00%
Vesting period						4 years					3 years	4 years
Period of consecutive trading days commencing on the separation date upon which closing price is based							20 days
Maximum amount to be earned if the performance criteria have been met								$ 2.0	$ 1.5	$ 1.5
Grant date fair value						3.0	2.3
Maximum annual grants in period amount											0.75
Number of final trading days of common stock in a fiscal year used to calculate annual grants in period.											15 days
Number of maximum awards that can be granted														195,000
Number of days within which awards are granted in case of specific event													P15D
Percentage of maximum grants during each of performance period													33.00%
Percentage of awards that can be available for grant with respect to each performance period granted based on achievement of absolute TSR goals													40.00%
Percentage of awards that can be available for grant with respect to each performance period granted based on achievement of relative TSR goals													60.00%
Stock based compensation expense		1.2	1.3
Approved annual compensation for each independent director					$ 0.2
Dividends
Quarterly cash dividend (in dollars per share)	$ 0.25